Consolidated statement of changes in equity - EUR (€) € in Millions	Total		Adjustment		Adjusted balance	Share capital and share premium	Share capital and share premium Adjusted balance	Other reserves	Other reserves Adjustment	Other reserves Adjusted balance	Retained earnings	Retained earnings Adjustment		Retained earnings Adjusted balance	Shareholders' equity (parent)	Shareholders' equity (parent) Adjustment		Shareholders' equity (parent) Adjusted balance	Non-controlling interests	Non-controlling interests Adjustment	[2]	Non-controlling interests Adjusted balance
Balance start of period at Dec. 31, 2020	€ 52,640					€ 17,128		€ 2,342			€ 32,149				€ 51,619				€ 1,022
Net change in fair value of equity instruments at fair value through other comprehensive income	96							101			(6)				94				2
Net change in fair value of debt instruments at fair value through other comprehensive income	(186)							(173)							(173)				(13)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(42)							(40)							(40)				(1)
Changes in cash flow hedge reserve	(1,955)							(1,603)							(1,603)				(352)
Realised and unrealised revaluations property in own use	(2)							(13)			11				(2)
Remeasurement of the net defined benefit asset/liability	95							95							95
Exchange rate differences and other	143	[1]						153							153				(10)
Share of other comprehensive income of associates and joint ventures and other income	(3)							(21)			18				(3)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	37							37							37
Total amount recognised directly in other comprehensive income net of tax	(1,817)							(1,465)			23				(1,442)				(375)
Net result	6,079							191			5,760				5,951				128
Total comprehensive income net of tax	4,262							(1,274)			5,782				4,509				(247)
Dividend and other distributions	(2,382)										(2,342)				(2,342)				(40)
Share buyback programme	(1,744)							(1,604)			(140)				(1,744)
Changes in treasury shares	(4)							(4)							(4)
Employee share plans	29					16					12				29
Balance end of period at Dec. 31, 2021	52,802		€ 64		€ 52,866	17,144	€ 17,144	(540)	€ 627	€ 87	35,462	€ (563)		€ 34,899	52,066	€ 64		€ 52,130	736			€ 736
Net change in fair value of equity instruments at fair value through other comprehensive income	(126)							(95)			(23)				(118)				(7)
Net change in fair value of debt instruments at fair value through other comprehensive income	(435)							(412)							(412)				(22)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(26)							(25)							(25)				(1)
Changes in cash flow hedge reserve	(3,158)							(2,901)							(2,901)				(257)
Realised and unrealised revaluations property in own use	15							(12)			26				15				0
Remeasurement of the net defined benefit asset/liability	(19)							(19)							(19)				1
Exchange rate differences and other	436	[1]						442							442				(5)
Share of other comprehensive income of associates and joint ventures and other income	0							26			(26)				0
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	165							150			15				165
Total amount recognised directly in other comprehensive income net of tax	(3,147)							(2,847)			(8)				(2,855)				(292)
Net result	12,228							161			11,965				12,126				102
Total comprehensive income net of tax	9,081							(2,686)			11,957				9,271				(190)
Dividend and other distributions	(3,390)										(3,349)				(3,349)				(41)
Share buyback programme	(1,582)					(2)		403			(1,983)				(1,582)
Changes in treasury shares	4							4							4
Employee share plans	27					12					15				27				0
Changes in the composition of the group and other changes	(1)										(1)				(1)				0
Balance end of period at Dec. 31, 2022	57,004		€ (46)	[2]	€ 56,959	17,154	€ 17,154	(2,192)		€ (2,192)	41,538	€ (45)	[2]	€ 41,493	56,500	€ (45)	[2]	€ 56,455	504	€ (1)		€ 503
Net change in fair value of equity instruments at fair value through other comprehensive income	(30)							(34)			(1)				(35)				5
Net change in fair value of debt instruments at fair value through other comprehensive income	67							53							53				15
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	9							9							9				0
Changes in cash flow hedge reserve	1,138							997							997				141
Realised and unrealised revaluations property in own use	10							2			8				10				0
Remeasurement of the net defined benefit asset/liability	(85)							(85)							(85)				0
Exchange rate differences and other	(85)	[1]						(132)							(132)				47
Share of other comprehensive income of associates and joint ventures and other income	0							(892)			892				0
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(39)							(39)			0				(39)
Total amount recognised directly in other comprehensive income net of tax	985							(123)			899				776				209
Net result	4,374							336			3,804				4,140				235
Total comprehensive income net of tax	5,360							213			4,703				4,916				444
Dividend and other distributions	(2,671)										(2,668)				(2,668)				(3)
Share buyback programme	(4,000)					(2)		(781)			(3,217)				(4,000)
Changes in treasury shares	(8)							(8)							(8)
Employee share plans	(7)					0					(7)				(7)				0
Changes in the composition of the group and other changes	(5)										(5)				(5)				0
Balance end of period at Dec. 31, 2023	€ 55,628					€ 17,151		€ (2,767)			€ 40,299				€ 54,684				€ 944

[1]	1 Includes impact of application of hyperinflation accounting under IAS 29.
[2]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.